Quarterly Financial Data (unaudited)	12 Months Ended
Jan. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial information
Quarterly Financial Data (Unaudited)

	Fiscal Year Ended January 31, 2017
(Amounts in millions, except per share data)	Q1	Q2	Q3	Q4	Total
Total revenues	$115,904	$120,854	$118,179	$130,936	$485,873
Net sales	114,986	119,405	117,176	129,750	481,317
Cost of sales	86,544	89,485	87,484	97,743	361,256
Consolidated net income	3,216	3,889	3,202	3,986	14,293
Consolidated net income attributable to Walmart	3,079	3,773	3,034	3,757	13,643
Basic net income per common share attributable to Walmart	0.98	1.21	0.98	1.23	4.40
Diluted net income per common share attributable to Walmart(1)	0.98	1.21	0.98	1.22	4.38

	Fiscal Year Ended January 31, 2016
	Q1	Q2	Q3	Q4	Total
Total revenues	$114,826	$120,229	$117,408	$129,667	$482,130
Net sales	114,002	119,330	116,598	128,684	478,614
Cost of sales	86,483	90,056	87,446	96,999	360,984
Consolidated net income	3,283	3,635	3,414	4,748	15,080
Consolidated net income attributable to Walmart	3,341	3,475	3,304	4,574	14,694
Basic net income per common share attributable to Walmart	1.03	1.08	1.03	1.44	4.58
Diluted net income per common share attributable to Walmart	1.03	1.08	1.03	1.43	4.57

(1)	The sum of quarterly amounts may not agree to annual amount due to rounding.